SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Latin America Equity Fund

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub‐heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Luiz Ribeiro, CFA, Director. Lead Portfolio Manager of the fund. Began managing the fund in 2013.

Danilo Pereira, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

Marcelo Pinheiro, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub‐heading of the “FUND DETAILS” section of the fund’s prospectus.

Luiz Ribeiro, CFA, Director. Lead Portfolio Manager of the fund. Began managing the fund in 2013.

■	Senior Equities Portfolio Manager: São Paolo.

■
Joined Deutsche Asset & Wealth Management in 2012 with 18 years of industry experience. Prior to joining Deutsche Asset & Wealth Management, Luiz served as the Head of Latin America ‐ Internal Equities at the Abu Dhabi Investment Authority. Previously, he served as a Senior Portfolio Manager at HSBC Bank. Prior to HSBC Bank, Luiz worked as an Investment Officer at IFC − World Bank and as an Analyst and then as a Senior Portfolio Manager at ABN AMRO Bank. He began his investment career as a Trader at Dibran DTVM Ltda.

■	BA in Business Administration from University of São Paulo (USP); MBA in Finance from Brazilian Institute of Capital Markets (IBMEC); CFA Charterholder.

Danilo Pereira, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Portfolio Manager and Equities Analyst: São Paulo.

■
Joined Deutsche Asset & Wealth Management in 2012 with 12 years of industry experience. Prior to joining Deutsche Asset & Wealth Management, Danilo was the Deputy Head of Latin America ‐ Internal Equities at the Abu Dhabi Investment Authority. Previously, he served as a Senior Latin American Analyst at BNP Paribas Investment Partners, Senior Analyst and Co‐manager at Equitas Investimentos and as a Portfolio Manager at Bradesco Asset Management. Danilo began his investment career as a Latin American Analyst at ABN AMRO Asset Management.

■	BA in Business from Fundacao Getulio Vargas.

Marcelo Pinheiro, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

■	Equities Analyst: São Paulo.

■
Joined Deutsche Asset & Wealth Management in 2013 with six years of industry experience. Prior to joining Deutsche Asset & Wealth Management, Marcelo served as a senior credit analyst at Itaú BBA. Previously, he was a senior analyst for Latin America financial planning at GE. Before that, Marcelo worked as an analyst for equities and credits and as a junior portfolio manager at Bradesco Asset Management.

■	BA in Economics from University of Sao Paulo.

Please Retain This Supplement for Future Reference
July 18, 2014 PROSTKR‐420